Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies
Schedule of minimum rentals under the non-cancelable leases

(Dollars in thousands)
2012	$16,114
2013	17,260
2014	16,042
2015	11,158
2016	1,379
Thereafter	4,644

Total(a)	$66,597

(a)
Minimum rentals have not been reduced by minimum sublease rentals of $5.0 million in the future under non-cancelable subleases.